Income Taxes	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Note 6. Income Taxes

The Company accounts for income tax benefits and liabilities under the asset-liability method of accounting. The reconciliation of the provision for income taxes at the statutory rates compared to the Company’s income tax expense as reported is as follows:

	December 31, 2017	December 31, 2016

Net loss before income taxes	$146,751	$116,992

Income tax recovery at statutory rate	$30,818	$39,777

Valuation allowance change	(30,818)	(39,777)

Provision for income taxes	$–	$–

Pursuant to ASC 740, the Company is required to compute tax asset benefits for non-capital losses carried forward. Potential benefit of non-capital losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the losses carried forward in future years. The Company has net operating losses carried forward of $522,977 available to offset taxable income in future years which expire in beginning in fiscal 2034. Significant components of the Company’s deferred tax assets and liabilities, after applying enacted corporate income tax rates, are as follows:

	December 31, 2017	December 31, 2016

Net operating loss carry forward	$109,830	$127,917

Valuation allowance	(109,830)	(127,917)

Net deferred income tax asset	$–	$–

The Company’s ability to utilize the net operating losses are subject to the rules of Section 382 of the Internal Revenue Code. Section 382 generally restricts the use of net operating losses after an “ownership change” (generally defined as a greater than 50% change (by value) in the Company’s equity ownership over a three-year period). The Section 382 limitation is applied annually and is equal to the value of the Company’s stock on the date of the ownership change, multiplied by a designated federal long-term tax-exempt rate. The Company’s filings for all tax years are subject to inspection.

The 2017 Act reduces the corporate tax rate from 35% to 21% for tax years beginning after December 31, 2017. For net operating losses (NOLs) arising after December 31, 2017, the 2017 Act limits a taxpayer’s ability to utilize NOL carry forwards to 80% of taxable income. In addition, NOLs arising after 2017 can be carried forward indefinitely, but carry back is generally prohibited. NOLs generated in tax years beginning before January 1, 2018 will not be subject to the taxable income limitation. The 2017 Act would generally eliminate the carry back of all NOLs arising in a tax year ending after 2017 and instead would permit all such NOLs to be carried forward indefinitely.